Income Taxes - Effective Income Taxes Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Total provision for income taxes	$ 14.5	$ 34.2	$ 14.3
LIONS GATE ENTERTAINMENT CORP [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at Federal statutory rate	(75.3)	(248.1)	(419.5)
Foreign affiliate dividends	(6.7)	(27.3)	(35.4)
Foreign operations subject to different income tax rates	18.5	41.2	48.2
State income tax	(5.0)	(9.6)	(0.5)
Nondeductible goodwill impairment	0.0	101.9	304.3
Remeasurements of originating deferred tax assets and liabilities	(684.5)	(78.3)	13.6
Permanent differences	2.3	1.0	2.3
Nondeductible share based compensation	0.8	2.5	2.3
Nondeductible officers compensation	4.2	7.7	9.8
Non-controlling interest in partnerships	2.8	18.6	1.8
Uncertain tax benefits	1.4	(70.0)	5.3
Other	2.1	(0.9)	1.9
Changes in valuation allowance	745.8	196.3	87.2
Total provision for income taxes	14.8	(65.0)	21.3
Gain on sale of assets	$ 8.4	$ 0.0	$ 0.0